UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06120

Exact name of registrant as specified in charter:	The First Israel Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	09/30/09

Item 1: Schedule of Investments

The First Israel Fund, Inc.

Schedule of Investments

September 30, 2009 (unaudited)

Description	No. of Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-96.18%
Israel-95.72%

Aerospace & Defense-3.10%

Elbit Systems Ltd.	20,000	$ 1,351,478
FMS Enterprises Migun Ltd.	19,498	605,719
		1,957,197

Capital Markets-1.16%

IBI Investment House Ltd.	86,005	732,144

Chemicals-11.32%

Frutarom Industries Ltd.	146,000	1,087,635
Israel Chemicals Ltd.	526,500	6,056,501
		7,144,136

Commercial Banks-19.50%

Bank Hapoalim Ltd.†	827,000	2,943,223
Bank Leumi Le-Israel Ltd.†	770,000	2,956,952
First International Bank of Israel Ltd.†	100,000	282,202
United Mizrahi Bank Ltd.†	718,900	6,122,861
		12,305,238

Commercial Services & Supplies-0.16%

Leadcom Integrated Solutions Ltd.†	103,952	2,860
Tefen Industrial Engineering & Management & Systems Analysis Ltd.†	50,000	99,222
		102,082

Communications Equipment-0.97%

NICE Systems Ltd., ADR†	20,000	608,800

Construction & Engineering-3.46%

Maman Cargo Terminals & Handling Ltd.†	47,756	74,081
Minrav Holdings Ltd.†	4,382	234,499
Shikun & Binui Ltd.	1,112,500	1,874,245
		2,182,825

Diversified Financial Services-2.59%

The Israel Corp., Ltd.†	2,705	1,635,052

Diversified Telecommunication Services-9.37%

Bezeq Israeli Telecommunication Corp. Ltd.	2,751,000	5,910,832

Electrical Equipment & Instruments-1.87%

Melta Inter Industry Ltd.	162,500	258,176
Nisko Industries (1992) Ltd.†	39,301	102,304
Priortech Ltd.†	100,190	266,060
Rapac Electronics Ltd.	68,272	214,191
Starlims Technologies Ltd.	39,223	339,120
		1,179,851

Food & Staples Retailing-3.31%

Blue Square-Israel Ltd.†	28,476	272,098
Shufersal Ltd.	412,000	1,818,422
		2,090,520

Health Care Equipment & Supplies-0.37%

Medtechnica Ltd.	39,860	231,986

Health Care Technology-0.16%

Procognia (Israel) Ltd.†	575,453	101,331

Household Durables-0.37%

Elco Holdings Ltd.	25,000	235,891

Household Products-0.52%

Albaad Massuot Yitzhak Ltd.	27,731	327,940

Insurance-6.36%

Clal Insurance Enterprise Holdings Ltd.†	50,000	1,059,774
Harel Insurance Investments & Financial Services Ltd.†	61,750	2,952,980
		4,012,754

Machinery-0.21%

Plasson Ltd.	7,000	132,602

Metals & Mining-0.32%

Scope Metals Group Ltd.†	17,500	198,609

Paper & Forest Products-0.59%

Hadera Paper Ltd.†	6,602	372,020

Pharmaceuticals-16.27%

Perrigo Co.	89,000	2,995,707
Teva Pharmaceutical Industries Ltd., ADR	143,820	7,271,539
		10,267,246

Real Estate Management & Development-0.38%

Industrial Buildings Corp. Ltd.	150,638	237,840

Road & Rail-0.72%

Dan Vehicle & Transportation	79,527	454,865

Software-7.28%

Babylon Ltd.†	75,000	114,399
Check Point Software Technologies Ltd.†	123,853	3,511,233
Formula Systems (1985) Ltd.	83,713	767,791
ORT Technologies Ltd.	23,819	196,262
		4,589,685

Specialty Retail-0.25%

Golf & Co., Ltd.	27,500	158,481

Venture Capital-5.11%

ABS GE Capital Giza Fund, L.P.†‡	1,250,001*	87,175
Advent Israel (Bermuda) L.P.†‡	1,682,293*	40,503
BPA Israel Ventures LLC#†‡	1,674,588*	574,988
Concord Ventures Fund II, L.P.†‡	2,000,000*	385,682
Delta Fund I, L.P.†‡	250,440*	103,993
Giza GE Venture Fund III L.P.†‡	1,250,000*	290,075
K.T. Concord Venture Fund L.P.†‡	1,000,000*	105,580
Neurone Ventures II, L.P.#†‡	686,184*	187,250
Pitango Fund II LLC†‡	1,000,000*	120,082
SVE Star Ventures Enterprises GmbH & Co. No. IX KG†‡	2,001,470*	622,277
Walden-Israel Ventures III, L.P.#†‡	1,249,188*	704,292
		3,221,897

Total Israel
(Cost $50,202,190)		60,391,824
Global-0.46%

Venture Capital-0.46%

Emerging Markets Ventures I, L.P.#†‡
(Cost $860,088)	2,237,292*	290,646

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $51,062,278)		60,682,470
	Principal Amount (000's)

SHORT-TERM INVESTMENT-1.74%

United Kingdom-1.74%
Citibank London, overnight deposit, 0.03%, 10/01/09
(Cost $1,094,000)	$1,094	1,094,000
TOTAL INVESTMENTS-97.92%
(Cost $52,156,278)		61,776,470

Cash and Other Assets in Excess of Liabilities-2.08%		1,314,239

NET ASSETS-100.00%		$ 63,090,709

†	Non-income producing security.
‡
Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of September 30, 2009, the aggregate amount of open commitments for the Fund is $1,077,748.
*	Represents contributed capital.
ADR	American Depositary Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At September 30, 2009, the Fund held 5.57% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $10,222,883 and fair value of $3,512,543. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 9/30/09	Percent of Net Assets	Distributions Received	Open Commitments
ABS GE Capital Giza Fund, L.P.	02/03/98 - 02/13/02	$ 985,303	$ 87,175	0.14	$ 1,660,765	$ -
Advent Israel (Bermuda) L.P.	06/16/93 - 01/16/98	1,436,643	40,503	0.06	3,851,769	-
BPA Israel Ventures LLC	10/05/00 - 12/09/05	1,160,529	574,988	0.91	97,293	625,412
Concord Ventures Fund II, L.P.	09/29/00 - 12/15/06	1,316,619	385,682	0.61	129,290	-
Delta Fund I, L.P.	11/15/00 - 03/28/07	167,473	103,993	0.16	57,937	-
Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	860,088	290,646	0.46	2,443,399	262,708
Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	828,929	290,075	0.46	329,171	-
K.T. Concord Venture Fund L.P.	12/08/97 - 09/29/00	595,042	105,580	0.17	660,194	-
Neurone Ventures II, L.P.	11/24/00 - 03/20/09	187,218	187,250	0.30	297,649	63,816
Pitango Fund II LLC	10/31/96 - 08/01/01	388,547	120,082	0.19	1,175,618	-
SVE Star Ventures Enterprises
	12/21/00 - 08/08/08
GmbH & Co. No. IX KG		1,536,591	622,277	0.99	380,279	-
Walden-Israel Ventures III, L.P.	02/23/01 - 11/02/06	759,901	704,292	1.12	942,976	125,812
Total		$10,222,883	$ 3,512,543	5.57	$ 12,026,340	$ 1,077,748

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund adopted ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 09/30/2009
Aerospace & Defense	$ -	$ 1,957,197	$ -	$ 1,957,197
Capital Markets	-	732,144	-	732,144
Chemicals	-	7,144,136	-	7,144,136
Commercial Banks	-	12,305,238	-	12,305,238
Commercial Services & Supplies	2,860	99,222	-	102,082
Communications Equipment	608,800	-	-	608,800
Construction & Engineering	-	2,182,825	-	2,182,825
Diversified Financial Services	-	1,635,052	-	1,635,052
Diversified Telecommunication Services	-	5,910,832	-	5,910,832
Electrical Equipment & Instruments	258,176	921,675	-	1,179,851
Food & Staples Retailing	-	2,090,520	-	2,090,520
Health Care Equipment & Supplies	-	231,986	-	231,986
Health Care Technology	101,331	-	-	101,331
Household Durables	-	235,891	-	235,891
Household Products	-	327,940	-	327,940
Insurance	-	4,012,754	-	4,012,754
Machinery	-	132,602	-	132,602
Metals & Mining	-	198,609	-	198,609
Paper & Forest Products	-	372,020	-	372,020
Pharmaceuticals	7,271,539	2,995,707	-	10,267,246
Real Estate Management & Development	-	237,840	-	237,840
Road & Rail	-	454,865	-	454,865
Software	3,511,233	1,078,452	-	4,589,685
Specialty Retail	-	158,481	-	158,481
Venture Capital	-	-	3,512,543	3,512,543
Short-Term Investment	-	1,094,000	-	1,094,000
Total	$ 11,753,939	$ 46,509,988	$ 3,512,543	$ 61,776,470

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2008	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Net transfers in and/or out of Level 3	Balance as of 09/30/2009
Venture Capital	$4,973,686	$ -	$(585,217)	$(887,759)	$11,833	$ -	$3,512,543
Total	$4,973,686	$ -	$(585,217)	$(887,759)	$11,833	$ -	$3,512,543

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $52,156,278, $19,363,143, $(9,742,951) and $9,620,192, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The First Israel Fund, Inc.

By:          /s/ Christian Pittard
Christian Pittard,
President of
The First Israel Fund, Inc.

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:          /s/ Christian Pittard
Christian Pittard,
President of
The First Israel Fund, Inc.

Date: November 25, 2009

By:          /s/ Andrea Melia
Andrea Melia,
Treasurer of
The First Israel Fund, Inc.

Date: November 25, 2009